INVENTORY	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
INVENTORY	INVENTORY
The following table presents detail of inventory balances (in thousands):

	December 31,
	2022	2021
Inventory:
MedCenter hardware	$8,154	$4,225
Spare parts	663	565
Total inventory	$8,817	$4,790
During the years ended December 31, 2022 and 2021, $0.5 million and $1.3 million were recognized as hardware cost of revenue, respectively on the consolidated statement of operations and comprehensive loss.